Long-term Investments (Tables)	9 Months Ended
Sep. 30, 2020
Schedule Of Investments [Abstract]
Summary of Carrying Amount of the Company's Equity Investments
Equity investments at fair value without readily determinable fair value
As of December 31, 2019, and September 30, 2020, the carrying amount of the Company’s equity investments without readily determinable fair value were as follows:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Initial cost basis	1,797,421	2,677,423	394,342
Cumulative unrealized gains	196,663	235,258	34,650
Cumulative unrealized losses (including impairment)	(181,274)	(247,468)	(36,448)

Total carrying amount	1,812,810	2,665,213	392,544

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	6,076	38,595	5,685
Gross unrealized losses (downward adjustments excluding impairment)	—	(495)	(73)

Net unrealized gains and losses on equity securities held	6,076	38,100	5,612
Net realized gains on equity securities sold	—	—	—

Total net gains recognized in other income, net	6,076	38,100	5,612